Pensions And Postretirement Benefit Plans (Schedule Of Weighted Average Asset Allocation For The Company's Pension Plans) (Details)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Weighted Average Asset Allocation for the Company's Pension Plans
Equity securities	64.00%	67.00%
Debt securities	30.00%	27.00%
Other	6.00%	6.00%
Total asset allocation	100.00%	100.00%